Related party transactions - Schedule of Balances with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Included in trade receivables
Loss allowance	¥ 0		¥ (335)
Balances with related parties, included in trade receivables, net	0		7,403
Included in contract assets
Contract assets	0	$ 0	77,684
Included in amount due from related parties (Note 10)
Amount due from related parties	1,206		27,703
Included in amount due to related parties as other payables and accruals
Balances with related parties, included in amount due to related parties as other payables and accruals	(3,353)		0
Shenzhen Yuanwanghechu Technology Co Ltd [Member]
Included in trade receivables
Balances with related parties, included in trade receivables	0		7,711
Included in contract assets
Contract assets	0		26,125
Included in amount due from related parties (Note 10)
Amount due from related parties	1,206		8,865
Huzhou Zhidianlaile New Energy Technology Co Ltd [Member]
Included in trade receivables
Balances with related parties, included in trade receivables	0		27
Included in amount due to related parties as other payables and accruals
Balances with related parties, included in amount due to related parties as other payables and accruals	(69)		0
New Link [Member]
Included in amount due from related parties (Note 10)
Amount due from related parties	0		18,838
Included in amount due to related parties as other payables and accruals
Balances with related parties, included in amount due to related parties as other payables and accruals	¥ (3,284)		¥ 0